Annual Total Returns [BarChart] - Class A Shares - HAWAII MUNICIPAL BOND FUND - CLASS A SHARES For Participants	May 01, 2021
Bar Chart Table:
Annual Return 2011	8.45%
Annual Return 2012	4.80%
Annual Return 2013	(2.72%)
Annual Return 2014	6.10%
Annual Return 2015	2.36%
Annual Return 2016	(0.57%)
Annual Return 2017	3.46%
Annual Return 2018	0.34%
Annual Return 2019	5.48%
Annual Return 2020	3.50%